SUPPLEMENT

Dated August 08, 2011

to the

Statutory Prospectus of the

Timothy Plan Family of Funds

DATED January 31, 2011

The Statutory Prospectus of the Timothy Plan Family of Funds dated January 31, 2011 is amended as follows:

 Section 4 | How You Can Buy and Sell Shares

Under “How To Buy Shares” in the sub-heading titled “TO OPEN AN ACCOUNT BY MAIL” the name and address are changed to:

The Timothy Plan

c/o Gemini Fund Services LLC

4020 S 147th Street, Suite 2

Omaha, NE 68123

Under “How To Buy Shares” in the sub-heading titled “TO OPEN AN ACCOUNT BY MAIL” the first sentence in the third paragraph is deleted in its entirety and replaced with:

Your purchase order, if accompanied by payment, will be processed upon receipt by Gemini Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”).

Under “How To Buy Shares” in the sub-heading titled “PURCHASING THE SHARES BY WIRE TRANSFER” the facsimile telephone under 1. is changed to (402) 963-9094.

Under “How To Sell Shares” in the sub-heading titled “BY MAIL” the name and address are changed to:

The Timothy Plan

c/o Gemini Fund Services LLC

4020 S 147th Street, Suite 2

Omaha, NE 68123

Under “How To Sell Shares” in the sub-heading titled “SIGNATURE GUARANTEES” the second line of the first paragraph is deleted in its entirety and is replaced with the following:

discretion of the Trust or Gemini Fund Services, you may be required to furnish additional legal documents, or alternative

 Section 5 | General Information

Under “Dividends, Distributions and Taxes” the last line in the third paragraph is deleted in its entirety and replaced with:

Plan, c/o Gemini Fund Services, 4020 S 147th Street, Suite 2, Omaha,  NE  68137.

All portions of the Timothy Plan Statutory Prospectus not specifically amended by this supplement shall remain in full force and effect.

SUPPLEMENT

Dated August 8, 2011

to the

Statement of Additional Information of the

Timothy Plan Family of Funds

DATED January 31, 2011

In Section 3 | Management of the Fund

Under the sub-section “Proxy Voting Policies” the entire paragraph is deleted in its entirety and replaced with the following:

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds' proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at Gemini Fund Services, LLC, 4020 S 147th Street, Suite 2, Omaha, NE 68137, or calling toll free at 1-800-662-0201. A summary of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix A.

In Section 7 | Purchase, Redemption and Price of Shares

Under the sub-heading “TAX-DEFERRED RETIREMENT PLANS, the seventh paragraph is deleted in its entirety and replaced with the following:

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b) Plans, Constellation Trust Company acts as the plan custodian. The custodian charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the Fund underwriter, Timothy Partners, Ltd. These IRA fees are detailed in the plan documents; you should consult your employer’s plan document for details of the expenses incurred by 403(b) accounts. You should consult with your attorney or other tax Advisor for specific advice prior to establishing a plan.

ALL PORTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION NOT CHANGED BY THIS SUPPLEMENT SHALL REMAIN IN FULL FORCE AND EFFECT..